Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Convertible Note PIPE Investors [Member]	GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	As Previously Reported [Member]	Retroactive Application of Business Combination	Common Stock	Common Stock Convertible Note PIPE Investors [Member]	Common Stock As Previously Reported [Member]	Common Stock Retroactive Application of Business Combination	Additional Paid-in Capital	Additional Paid-in Capital Convertible Note PIPE Investors [Member]	Additional Paid-in Capital GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	Additional Paid-in Capital As Previously Reported [Member]	Additional Paid-in Capital Retroactive Application of Business Combination	Accumulated Deficit	Accumulated Deficit As Previously Reported [Member]	Preferred Stock [Member] As Previously Reported [Member] Redeemable Convertible Preferred Stock [Member]	Preferred Stock [Member] Retroactive Application of Business Combination Redeemable Convertible Preferred Stock [Member]
Balance at Dec. 31, 2019	$ 23,664			$ (86,624)	$ 110,288	$ 6		$ 3	$ 3	$ 111,666			$ 1,381	$ 110,285	$ (88,008)	$ (88,008)	$ 110,288	$ (110,288)
Balance (in Shares) at Dec. 31, 2019						56,138,316		3,121,514	53,016,802								74,768,305	(74,768,305)
Issuance of Legacy Series D convertible preferred stock at $1.8118 per share, net of issuance costs of $543	108,856					$ 4				108,852
Issuance of Legacy Series D convertible preferred stock at $1.8118 per share, net of issuance costs of $543 (in Shares)						40,058,691
Vesting of restricted stock awards (in Shares)						20,691
Exercise of common stock options	37									37
Exercise of common stock options (in Shares)						66,585
Stock-based compensation expense	659									659
Net loss	(53,251)														(53,251)
Balance at Dec. 31, 2020	79,965			(138,822)	218,787	$ 10		$ 3	$ 7	221,214			2,434	218,780	(141,259)	(141,259)
Balance (in Shares) at Dec. 31, 2020						96,284,283		3,252,636	93,031,647
Balance at Dec. 31, 2020																	$ 218,787	$ (218,787)
Balance (in Shares) at Dec. 31, 2020																	134,952,637	(134,952,637)
Vesting of restricted stock awards (in Shares)						7,271
Exercise of common stock options	6									6
Exercise of common stock options (in Shares)						24,582
Stock-based compensation expense	348									348
Net loss	(21,283)														(21,283)
Balance at Mar. 31, 2021	59,036					$ 10				221,568					(162,542)
Balance (in Shares) at Mar. 31, 2021						96,316,136
Balance at Dec. 31, 2020	79,965			(138,822)	218,787	$ 10		$ 3	$ 7	221,214			2,434	218,780	(141,259)	(141,259)
Balance (in Shares) at Dec. 31, 2020						96,284,283		3,252,636	93,031,647
Balance at Dec. 31, 2020																	$ 218,787	$ (218,787)
Balance (in Shares) at Dec. 31, 2020																	134,952,637	(134,952,637)
Exercise of series A convertible preferred stock warrant	4									4
Exercise of series A convertible preferred stock warrant (in Shares)						17,090
Vesting of restricted stock awards (in Shares)						20,706
Exercise of common stock options	$ 143									143
Exercise of common stock options (in Shares)	253,027					253,028
Warrants issued in connection with debt	$ 232									232
Stock-based compensation expense	1,991									1,991
Net loss	(112,310)														(112,310)
Balance at Dec. 31, 2021	(29,975)			(248,765)	218,790	$ 10		$ 4	$ 6	223,584			4,800	218,784	(253,569)	(253,569)
Balance (in Shares) at Dec. 31, 2021						96,575,107		3,663,894	92,911,213
Balance at Mar. 31, 2021	59,036					$ 10				221,568					(162,542)
Balance (in Shares) at Mar. 31, 2021						96,316,136
Vesting of restricted stock awards (in Shares)						6,171
Exercise of common stock options	24									24
Exercise of common stock options (in Shares)						53,398
Stock-based compensation expense	407									407
Net loss	(27,174)														(27,174)
Balance at Jun. 30, 2021	32,293					$ 10				221,999					(189,716)
Balance (in Shares) at Jun. 30, 2021						96,375,705
Balance at Dec. 31, 2021	(29,975)			(248,765)	218,790	$ 10		$ 4	$ 6	223,584			4,800	218,784	(253,569)	(253,569)
Balance (in Shares) at Dec. 31, 2021						96,575,107		3,663,894	92,911,213
Balance at Dec. 31, 2021																	$ 218,790	$ (218,790)
Balance (in Shares) at Dec. 31, 2021																	134,972,944	(134,972,944)
Exercise of series A convertible preferred stock warrant	460									460
Exercise of series A convertible preferred stock warrant (in Shares)						490,031
Cashless exercise of Legacy GreenLight common stock warrants	1,183									1,183
Cashless exercise of Legacy GreenLight common stock warrants (in Shares)						170,981
Reclassification of common stock warrants to equity			$ 352									$ 352
Conversion of convertible notes	18,291	$ 35,250				$ 1				18,290	$ 35,250
Conversion of convertible notes (in Shares)						6,719,116	3,525,000
Business Combination transaction, net of transaction costs of $26.7 million	72,989					$ 2				72,987
Business Combination transaction, net of transaction costs of $26.7 million (in Shares)						15,285,374
Vesting of restricted stock awards (in Shares)						1,567
Exercise of common stock options	22									22
Exercise of common stock options (in Shares)						79,055
Stock-based compensation expense	2,187									2,187
Exercise of public warrants	1,209									1,209
Exercise of public warrants (in Shares)						105,120
Other	65									79					(14)
Other (in Shares)						29,154
Net loss	(38,207)														(38,207)
Balance at Mar. 31, 2022	63,826					$ 13				355,603					(291,790)
Balance (in Shares) at Mar. 31, 2022						122,980,505
Balance at Dec. 31, 2021	(29,975)			$ (248,765)	$ 218,790	$ 10		$ 4	$ 6	223,584			$ 4,800	$ 218,784	(253,569)	$ (253,569)
Balance (in Shares) at Dec. 31, 2021						96,575,107		3,663,894	92,911,213
Balance at Dec. 31, 2021																	$ 218,790	$ (218,790)
Balance (in Shares) at Dec. 31, 2021																	134,972,944	(134,972,944)
Exercise of common stock options (in Shares)			760,534
Balance at Jun. 30, 2022	13,725					$ 13				357,428					(343,716)
Balance (in Shares) at Jun. 30, 2022						123,663,315
Balance at Mar. 31, 2022	63,826					$ 13				355,603					(291,790)
Balance (in Shares) at Mar. 31, 2022						122,980,505
Reclassification of common stock warrants to equity	35									35
Vesting of restricted stock awards (in Shares)						1,331
Exercise of common stock options	314									314
Exercise of common stock options (in Shares)						681,479
Stock-based compensation expense	1,634									1,634
Other	(158)									(158)
Net loss	(51,926)														(51,926)
Balance at Jun. 30, 2022	$ 13,725					$ 13				$ 357,428					$ (343,716)
Balance (in Shares) at Jun. 30, 2022						123,663,315